PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Depreciation expense	$ (649,983)	$ (697,214)	$ (1,779,539)	$ (1,856,442)	$ (2,557,714)	$ (2,262,855)
Mining Rights [Member]
Depreciation expense			$ 181,385